Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment	12 Months Ended
	Dec. 31, 2020
Machinery [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Annual depreciation rate	10.00%
Machinery [member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Annual depreciation rate	15.00%
Office furniture and equipment [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Annual depreciation rate	6.00%
Office furniture and equipment [member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Annual depreciation rate	33.00%
Leasehold improvements [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Annual depreciation rate		[1]
Project in process - manufacturing plant [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful life of property and equipment [Line Items]
Annual depreciation rate		[2]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
[2]	As of December 31, 2020, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.